Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 10, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Percentage of out licensed territories of gross profit	3.00%
Decrease through derecognition of intangible assets	$ 600
Impairment of intangible assets		$ 19,400	$ 0	$ 19,400	$ 0	$ 0